Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Information on net borrowings
Schedule of net borrowings

Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2019			December 31, 2018
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	5,994		5,994	10,836		10,836
B. Held-for-trading financial assets	6,760		6,760	6,552		6,552
C Liquidity (A+B)	12,754		12,754	17,388		17,388
D. Financing receivables	287		287	188		188
E. Short-term debt towards banks	187		187	383		383
F. Long-term debt towards banks	504	2,341	2,845	768	2,710	3,478
G. Bonds	2,642	16,530	19,172	2,781	17,313	20,094
H. Short-term debt towards related parties	46		46	661		661
I. Other short-term liabilities	2,219		2,219	1,138		1,138
J. Other long-term liabilities	10	39	49	52	59	111
K. Total borrowings before lease liabilities (E+F+G+H+I+J)	5,608	18,910	24,518	5,783	20,082	25,865
L. Net borrowings before lease liabilities (K-C-D)	(7,433)	18,910	11,477	(11,793)	20,082	8,289
M. Lease liabilities	884	4,751	5,635
N. Lease liabilities towards related parties	5	8	13
O. Total borrowings including lease liabilities (K+M+N)	6,497	23,669	30,166	5,783	20,082	25,865
P. Net borrowings including lease liabilities (O-C-D)	(6,544)	23,669	17,125	(11,793)	20,082	8,289